INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventories

	June 30 2024	December 31, 2023
	(Unaudited)
Raw materials	$2,041,615	$1,516,634
Finished goods	-	-
Work in progress - compost	88,715	90,326
- growing mushrooms	43,624	44,416
Total	$2,173,954	$1,651,376

December 31,	2023	2022
Raw materials	1,516,634	867,543
Finished goods	-	34,013
Work in progress - compost	90,326	67,727
- growing mushrooms	44,416	158,395
Total	1,651,376	1,127,678